UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 09/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Quantitative Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 57.1%
	DEBT FUNDS - 57.1%
135,058	Vanguard Limited-Term Tax-Exempt Fund	$ 1,512,647
198,196	Vanguard Short-Term Bond Index Fund	2,116,736
94,474	Vanguard Short-Term Tax-Exempt Fund	1,505,917
195,431	Vanguard Short-Term Treasury Fund	2,110,650
	TOTAL MUTUAL FUNDS (Cost - $7,227,824)	7,245,950

	SHORT-TERM INVESTMENTS - 6.1%
	MONEY MARKET FUND - 6.1%
775,897	Fidelity Institutional Money Market Funds - Money Market Portfolio to yield 0.16% ^
	(Cost - $775,897) (a)	775,897

	TOTAL INVESTMENTS - 63.2% (Cost - $8,003,721) (b)	$ 8,021,847
	OTHER ASSETS LESS LIABILITIES - 36.8%	4,672,135
	TOTAL NET ASSETS - 100.0%	$ 12,693,982

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2012.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 18,126
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 18,126

^ All or a portion of this investment is a holding of QMFS Fund Ltd.

Quantitative Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF FUTURES CONTRACTS
September 30, 2012 (Unaudited)

Description	Long Contracts		Notional Amount at Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
3MO EURO EURIBOR	117	#	$ 37,486,580	March 2013 - September 2014	$ 36,698
90 DAY BANK BILL	28	#	28,832,050	December 2012 - September 2013	18,371
90DAY EURO$ FUTURE	4	#	996,750	March 2013	(1,350)
90DAY STERLING FUTURE	47	#	9,432,075	June 2013 - September 2014	5,280
A$ CURRENCY FUTURE	25	#^	2,575,750	December 2012	(15,865)
AUST 10YR Bond Future	1	#	131,598	December 2012	2,047
AUST 3YR BOND FUTURE	11	#	1,260,724	December 2012	3,987
BP CURRENCY FUTURE	23	#^	2,319,550	December 2012	(3,513)
BRENT CRUDE FUTURE	57	#^	6,406,230	November 2012	(140,830)
C$ CURRENCY FUTURE	29	#^	2,943,210	December 2012	(17,425)
CAC40 10 EURO FUTURE	5	#	215,408	October 2012	(9,412)
CAD BANK ACCEPT	14	#	3,517,062	March 2013	2,646
CAN 10YR BOND FUTURE	7	#	977,967	December 2012	10,442
CATTLE FEEDER FUTURE CME	3	^	222,475	January 2013 - March 2013	(1,825)
CHF CURRENCY FUTURE	8	#^	1,064,900	December 2012	(4,863)
COCOA FUTURE	4	^	101,060	December 2012 - March 2013	3,000
COPPER FUTURE	19	^	1,787,050	December 2012 - March 2013	102,600
CORN FUTURE CBOT	1	^	37,813	December 2012	(1,250)
COTTON NO.2 FUTURE	7	^	250,880	March 2013	(4,650)
CRUDE OIL FUTURE	59	#^	5,502,520	November 2012 - December 2013	(138,780)
DAX INDEX FUTURE	1	#	232,513	December 2012	(4,883)
DJ EURO STOXX 50	2	#	63,087	December 2012	(2,236)
DJIA MINI eCBOT	7	#	467,425	December 2012	(3,535)
EURO FX CURR FUTURE	7	^	1,125,425	December 2012	(3,756)
EUROBOBL FUTURE	14	#	2,260,934	December 2012	2,081
EUROBUND FUTURE	9	#^	1,639,404	December 2012	2,865
EURODOLLAR	49	#	12,206,900	June 2013 - September 2014	3,300
EUROSCHATZ FUTURE	77	#	10,954,082	December 2012	7,150
EUROSWISS	1	#	266,004	March 2013	2,529
FTSE 100 IDX FUTURE	3	#	276,623	December 2012	(5,617)
GAS OIL FUTURE (ICE)	22	#^	2,157,025	October 2012 - November 2012	(46,525)
GASOLINE RBOB FUTURE	1	#	122,644	November 2012	4,066
GOLD 100 OZ FUTURE	3	#^	532,170	December 2012	27,060
HANG SENG IDX FUTURE	2	#^	16,185,619	October 2012	2,373
HEATING OIL FUTURE	4	#^	530,746	November 2012	3,385
JPN 10Y Bond	1	#	1,847,879	December 2012	2,563
JPN YEN CURRENCY FUTURE	14	#^	2,245,600	December 2012	(3,975)
LEAN HOGS CME	33	^	1,040,430	October 2012 - February 2013	38,320
LONDON GILT FUTURE	7	#	1,362,765	December 2012	113
MEXICAN PESO FUTURE	14	#^	540,050	December 2012	3,088
MSCI TAIWAN INDEX	5	#^	137,700	October 2012	1,110
NASDAQ 100 EMINI	8	#^	446,720	December 2012	(5,655)
NATURAL GAS FUTURE	46	#^	1,729,340	November 2012 - February 2013	112,800
RUSSELL 2000 MINI	2	#	166,880	December 2012	(3,265)
S&P MID 400 EMINI	1	#	98,650	December 2012	(2,670)
S&P/TSX 60 IX FUTURE	1	#	142,620	December 2012	(1,854)
S&P500 EMINI FUTURE	26	#^	1,864,460	December 2012	(638)
Silver Future	5	#^	864,425	December 2012	15,510
SOYBEAN FUTURE CBT	1	^	80,050	November 2012	(9,613)
SOYBEAN MEAL FUTURE CBT	2	^	97,380	December 2012	(150)
SOYBEAN OIL FUTURE CBOT	32	^	1,024,404	January 2013 - March 2013	(23,556)
SPI 200 FUTURES	1	#	105,681	December 2012	(389)
US 10YR NOTE FUTURE	17	#	2,269,234	December 2012	13,969
US 5YR NOTE (CBT)	26	#^	3,240,453	December 2012	8,844
US LONG BOND (CBT)	3	#^	448,125	December 2012	664
WHEAT FUTURE(CBT)	30	^	1,367,888	December 2012 - March 2013	20,863

		Net Unrealized Depreciation from Open Long Futures Contracts			$ (354)

Description	Short Contracts		Notional Amount at Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
3MO EUROYEN TFX	6	#	$ 1,916,939	March 2013 - December 2013	$ 286
90DAY STERLING FUTURE	12	#	2,408,895	March 2013 - June 2013	(1,480)
A$ CURRENCY FUTURE	15	#	1,545,450	December 2012	3,740
AUST 10YR Bond Future	2	#	263,195	December 2012	(2,306)
BP CURRENCY FUTURE	1	#	100,850	December 2012	(450)
BRENT CRUDE FUTURE	56	^	6,240,680	December 2012 - January 2013	130,600
CAD BANK ACCEPT	23	#	5,773,806	June 2013 - December 2013	(9,221)
CATTLE FEEDER FUTURE CME	3	^	216,525	November 2012	5,138
COCOA FUTURE	3	^	75,480	December 2012	(7,750)
COPPER FUTURE	11	#^	1,033,450	December 2012	(83,450)
COTTON NO.2 FUTURE	7	^	247,275	December 2012	4,975
CRUDE OIL FUTURE	55	^	5,074,150	November 2012 - December 2012	148,380
DOLLAR INDEX	8	^	640,200	December 2012	(3,520)
EURO FX CURRENCY FUTURE	22	#	3,537,050	December 2012	19,738
EUROBUND FUTURE	9	#	1,639,404	December 2012	(28,601)
EURODOLLAR	18	#	4,483,213	June 2013 - June 2014	(2,025)
EUROSWISS	12	#	3,192,584	March 2013 - September 2013	2,078
GAS OIL FUTURE (ICE)	21	^	2,046,450	November 2012	51,075
LEAN HOGS CME	31	^	914,500	December 2012	(35,350)
LIVE CATTLE FUTURE CME	2	^	99,760	December 2012	640
LONDON GILT FUT	1	#	120,620	December 2012	323
NATURAL GAS FUTURE	44	^	1,561,100	November 2012 - December 2012	(126,340)
NEW ZEALAND $ FUTURE	1	#	82,390	December 2012	(1,070)
NIKKEI 225 (OSE)	1	#	113,802	December 2012	1,282
SA RAND CURRENCY (CME)	1	#	59,400	December 2012	1,238
SOYBEAN OIL FUTURE CBOT	32	^	1,011,072	December 2012	38,022
TOPIX INDX FUTURE	1	#	94,195	December 2012	(256)
US 2YR NOTE (CBT)	13	#	2,866,906	December 2012	(1,078)
US LONG BOND (CBT)	7	#	1,045,625	December 2012	(21,094)
WHEAT FUTURE(CBT)	29	^	1,308,625	December 2012	(49,800)

			Net Unrealized Appreciation from Open Short Futures Contracts		$ 33,722

			Net Unrealized Appreciation from Open Futures Contracts		$ 33,368

^ All or a portion of this is a holding of AlphaMetrix Diversified Offshore Fund.
# All or a portion of this is a holding of AlphaMetrix Diversified Offshore II Fund.

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Consolidated Portfolio of Investments at September 30, 2012 is a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 7,245,950	$ -	$ -	$ 7,245,950
Short-Term Investment	775,897	-	-	775,897
Short Futures Contracts	33,722	-	-	33,722
Total	$ 8,055,569	$ -	$ -	$ 8,055,569

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 354	$ -	$ -	$ 354

The consolidated financial statements include Quantitative Managed Futures Strategy Fund (“QMFS”) and its wholly owned subsidiaries QMFS Fund Limited (“QMFS-CFC”) and AlphaMetrix Diversified Offshore II Fund (“ADOF II’). In addition, the consolidated financial statements include AlphaMetrix Diversified Offshore Fund (“ADOF”), a wholly owned subsidiary of QMFS-CFC.  ADOF and ADOF II commenced operations on March 19, 2012 and are incorporated in the Cayman Islands as exempted companies with limited liability. All inter-company accounts and transactions have been eliminated in consolidation.

QMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with QMFSF's investment objectives and policies.

QMFS-CFC, through its investments in global macro or managed futures programs, utilizes commodity based derivative products to facilitate QMFSF's pursuit of its investment objective.   The managed futures programs have been accessed by investments in “systematic trading companies” and operations of the systematic trading companies were consolidated during the current period. The positions in the systematic trading companies were liquidated prior to year end and therefore are not shown in the Consolidated Portfolio of Investments. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, QMFSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the QMFSF Prospectus.

A summary of the QMFSF's investments in the CFC is as follows:

	Inception Date of QMFS-CFC	QMFS-CFC Net Assets at September 30, 2012	% Of Total Net Assets at September 30, 2012
QMFS-CFC	3/12/2012	$2,307,956	18.18%

For tax purposes, QMFS-CFC is an exempted Cayman investment company. QMFS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, QMFS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, QMFS-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/26/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/26/12